CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 16,521	$ 3,502	$ 3,798
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,924	3,258	3,959
Impairment of tangible and intangible assets	0	0	917
Accrued interest and exchange rate changes of debenture and long-term loans	52	29	(888)
Accrued severance pay, net	93	20	17
Gain from sale of property and equipment, net	(113)	(232)	(143)
Stock-based compensation	380	320	309
Decrease in restricted cash	0	0	62
Increase in trade receivables, net	(1,616)	(3,489)	(236)
Increase in other accounts receivable and prepaid expenses	(206)	(942)	(469)
Decrease (increase) in inventories	(1,170)	(1,063)	658
Decrease (increase) deferred income taxes	(8,018)	1,774	1,080
Decrease (increase) in long-term accounts receivable	165	99	(91)
Increase (decrease) in trade payables	(1,597)	3,346	1,277
Increase (decrease) in other accounts payable and accrued expenses	2,285	2,455	(1,448)
Net cash provided by operating activities	9,700	9,077	8,802
Cash flows from investing activities:
Purchase of property and equipment	(3,033)	(4,129)	(3,616)
Purchase of other intangible assets	(233)	(115)	0
Proceeds from sale of property and equipment	114	648	1,266
Acquisition of subsidiary (a)	0	(8,531)	0
Net cash used in investing activities	(3,152)	(12,127)	(2,350)
Cash flows from financing activities:
Receipt of long-term loans from banks	0	6,263	14,934
Repayment of long-term loans from banks	(4,875)	(4,976)	(19,503)
Proceeds from issuance of shares and exercise of options, net of issuance costs	395	98	15
Distribution as a dividend in kind of previously consolidated subsidiary (b)	0	(1,870)	0
Short-term bank credit, net	(231)	716	(915)
Net cash provided (used) in financing activities	(4,711)	231	(5,469)
Effect of exchange rate on cash and cash equivalents	(528)	(462)	(193)
Increase (decrease) in cash and cash equivalents	1,309	(3,281)	790
Cash and cash equivalents at the beginning of the year	6,066	9,347	8,557
Cash and cash equivalents at the end of the period- continuing operations	7,375	6,066	9,347
Cash and cash equivalents at the end of the period- discontinued operation	0	0	2,095
Cash and cash equivalents at the end of the year	$ 7,375	$ 6,066	$ 9,347